Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 31,110	$ 37,887	$ 142,467
Short-term investments	50,952	58,497
Other current assets	1,718	2,750	1,522
Total current assets	83,780	99,134	143,989
Property and equipment, net	561	6,163	6,452
Operating lease right-of-use asset	9,135	9,715	10,766
Intangible asset, net		0	128
Other non-current assets	529	936	1,928
Total assets	94,005	115,948	163,263
Current liabilities
Accounts payable and other liabilities	3,387	9,547	7,415
Operating lease liability	1,490	1,375	1,166
Finance lease liability	3	140	55
Total current liabilities	4,880	11,062	8,636
Non-current operating lease liability	9,543	10,322	11,696
Non-current finance lease liability	6	233	67
Total liabilities	14,429	21,617	20,399
Stockholders' equity
Common stock - $0.000001 par value - authorized, 20,000,000 as of June 30, 2023 and December 31, 2022; issued and outstanding, 8,804,285 as of June 30, 2023 and 8,529,669 as of December 31, 2022	0	0	0
Preferred stock - $0.000001 par value - authorized, 5,000,000 as of June 30, 2023 and December 31, 2022; issued and outstanding, 0 as of June 30, 2023 and December 31, 2022	0	0	0
Additional paid-in capital	546,933	545,407	536,362
Accumulated other comprehensive income (loss)	(13)	(21)
Accumulated deficit	(467,344)	(451,055)	(393,498)
Total stockholders' equity	79,576	94,331	142,864
Total liabilities and stockholders' equity	$ 94,005	$ 115,948	$ 163,263